UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22911

Reality Shares ETF Trust
(Exact name of registrant as specified in charter)

402 West Broadway, Suite 2800

San Diego, CA 92101
(Address of principal executive offices) (Zip code)

Eric R. Ervin

c/o Reality Shares Advisors, LLC

402 West Broadway, Suite 2800

San Diego, CA 92101
(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 487-1445

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments

Reality Shares DIVS ETF

January 31, 2017 (Unaudited)

	Principal / Shares	Value
Certificate of Deposits — 64.7%
Certificate of Deposit Account Registry Service, 0.53%, 3/9/2017	$5,000,000	$5,000,000
Certificate of Deposit Account Registry Service, 0.55%, 3/23/2017	3,006,124	3,006,124
Certificate of Deposit Account Registry Service, 0.57%, 3/30/2017	5,000,000	5,000,000
Certificate of Deposit Account Registry Service, 0.57%, 4/13/2017	5,000,000	5,000,000
Certificate of Deposit Account Registry Service, 0.70%, 6/22/2017	5,000,000	5,000,000
Certificate of Deposit Account Registry Service, 0.67%, 7/20/2017	5,000,000	5,000,000
(Cost $28,006,124)		28,006,124

Money Markets and Cash Equivalents — 29.9%
Blackrock Federal FD 30 Instl, 0.47%(a)	960,000	960,000
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 0.81%(a)	400	400
Insured Cash Sweep, 0.50%(b)	11,960,239	11,960,239
(Cost $12,920,639)		12,920,639

Total Investments — 94.6% (Cost 40,926,763)		40,926,763

Other Assets in Excess of Liabilities — 5.4%		2,335,689

Net Assets — 100.0%		$43,262,452

(a)	Reflects the 7-day yield at January 31, 2017.
(b)	Reflects the 1-day yield at January 31, 2017.

Dividend swaps outstanding at January 31, 2017:

			Notional	Unrealized
		Expiration	Amount	Appreciation
Underlying Index	Counterparties	Date	Long (Short)*	(Depreciation)
S&P 500	BNP Paribas	12/31/2017	$(9,156,118)	$510,637
S&P 500	JP Morgan	12/31/2017	(284,445)	22,050
S&P 500	Societe Generale	12/31/2017	(629,200)	3,250
S&P 500	BNP Paribas	12/31/2018	(12,218,430)	1,296,370
S&P 500	JP Morgan	12/31/2018	(284,760)	42,714
S&P 500	BNP Paribas	12/31/2019	(5,462,600)	179,050
S&P 500	JP Morgan	12/31/2019	(4,196,300)	343,885
S&P 500	Societe Generale	12/31/2019	(1,270,800)	18,720
S&P 500	BNP Paribas	12/31/2020	(2,707,500)	54,000
S&P 500	Morgan Stanley	12/31/2020	(1,381,250)	(500)
S&P 500	Societe Generale	12/31/2020	(3,815,000)	51,100
				$2,521,276

Cash received from the broker for swap positions in the amount of $1,750,000.

*	Represents gross notional exposure on the fixed leg of the swap contract.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Reality Shares DIVS ETF

January 31, 2017 (Unaudited) (Continued)

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of January 31, 2017.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Certificate of Deposits	$–	$28,006,124	$–	$28,006,124
Money Markets and Cash Equivalents	12,920,639	–	–	12,920,639
Other Financial Instruments**	–	2,521,776	–	2,521,776
Total Assets	$12,920,639	$30,527,900	$–	$43,448,539
Liabilities
Other Financial Instruments**	$–	$(500)	$–	$(500)
Total	$12,920,639	$30,527,400	$–	$43,448,039

** Other financial instruments include dividend swaps. Dividend swaps are presented at gross unrealized appreciation (depreciation).

During the period ended January 31, 2017, there were no transfers between Level 1 and Level 2. It is the Fund’s policy to recognize transfers into and out of all levels at the beginning of the reporting period.

The Fund did not hold any level 3 securities for the period ended January 31, 2017.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
Reality Shares DIVCON Leaders Dividend ETF
January 31, 2017 (Unaudited)

	Shares	Value
Common Stocks — 99.9%

Aerospace & Defense— 1.7%
Northrop Grumman Corp.	489	$112,020

Air Freight & Logistics— 3.8%
Expeditors International of Washington, Inc.	2,453	127,752
FedEx Corp.	655	123,867
		251,619
Airlines— 2.1%
Southwest Airlines Co.	2,640	138,098

Auto Components— 2.2%
Lear Corp.	1,010	143,511

Beverages— 4.0%
Brown-Forman Corp., Class B	2,817	128,455
Dr Pepper Snapple Group, Inc.	1,478	134,794
		263,249
Building Products— 1.9%
AO Smith Corp.	2,633	128,359

Capital Markets— 4.0%
S&P Global, Inc.	1,134	136,284
Thomson Reuters Corp.	2,841	127,391
		263,675
Chemicals— 2.0%
PPG Industries, Inc.	1,296	129,613

Commercial Services & Supplies— 2.0%
Cintas Corp.	1,132	131,436

Communications Equipment— 3.8%
Cisco Systems, Inc.	4,161	127,826
Motorola Solutions, Inc.	1,535	123,890
		251,716
Food & Staples Retailing— 2.0%
CVS Health Corp.	1,657	130,588

Food Products— 10.6%
Hormel Foods Corp.	3,863	140,227
Ingredion, Inc.	1,061	136,009
JM Smucker Co. (The)	1,016	138,024
McCormick & Co., Inc.	1,392	133,006
Tyson Foods, Inc., Class A	2,466	154,840
		702,106
Health Care Equipment & Supplies— 6.2%
Becton Dickinson and Co.	749	132,790
CR Bard, Inc.	602	142,873
Stryker Corp.	1,098	135,636
		411,299
Health Care Providers & Services— 3.8%
Quest Diagnostics, Inc.	1,404	129,055
UnitedHealth Group, Inc.	757	122,710
		251,765
Hotels Restaurants & Leisure— 1.9%
Starbucks Corp.	2,244	123,914

Household Products— 2.0%
Church & Dwight Co., Inc.	2,877	130,098

Industrial Conglomerates— 1.9%
3M Co.	706	123,423

Insurance— 2.0%
Unum Group	2,937	133,428

IT Services— 4.2%
Mastercard, Inc., Class A	1,278	135,889
Visa, Inc., Class A	1,694	140,111
		276,000
Machinery— 8.1%
Illinois Tool Works, Inc.	1,005	127,836
Ingersoll-Rand PLC	1,727	137,038
Snap-on, Inc.	757	137,418
Wabtec Corp.	1,505	130,393
		532,685
Media— 2.1%
Scripps Networks Interactive, Inc., Class A	1,846	140,591

Personal Products— 2.0%
Estee Lauder Cos., Inc. (The), Class A	1,622	131,723

Pharmaceuticals— 1.9%
Johnson & Johnson	1,095	124,009

Professional Services— 1.9%
Equifax, Inc.	1,101	129,125

Semiconductors & Semiconductor— 6.6%
KLA-Tencor Corp.	1,621	137,964
NVIDIA Corp.	1,396	152,415
Texas Instruments, Inc.	1,895	143,148
		433,527
Software— 2.0%
Intuit, Inc.	1,135	134,588

Specialty Retail— 7.4%
Foot Locker, Inc.	1,695	116,175
Ross Stores, Inc.	1,882	124,419
TJX Cos., Inc. (The)	1,682	126,016
Tractor Supply Co.	1,664	122,587
		489,197
Textiles, Apparel & Luxury Goods— 3.8%
NIKE, Inc., Class B	2,562	135,530
VF Corp.	2,222	114,388
		249,918
Tobacco— 2.0%
Reynolds American, Inc.	2,260	135,894

Total Common Stocks (Cost $6,431,881)		6,597,174

Money Markets and Cash Equivalents — 0.1%
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 0.81%(a)	3,963	3,963
Insured Cash Sweep, 0.50%(b)	5,502	5,502
(Cost $9,465)		9,465

Total Investments — 100.0% (Cost $6,441,346)		6,606,639
Other Assets in Excess of Liabilities — 0.0%(c)		1,471
Net Assets — 100.0%		$6,608,110

(a)	Reflects the 7-day yield at January 31, 2017.
(b)	Reflects the 1-day yield at January 31, 2017.
(c)	Rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
Reality Shares DIVCON Leaders Dividend ETF
January 31, 2017 (Unaudited) (Continued)

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of January 31, 2017.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$6,597,174	$–	$–	$6,597,174
Money Markets and Cash Equivalents	9,465	–	–	9,465
Total Assets	$6,606,639	$–	$–	$6,606,639

* See the Schedule of Investments for breakout by security category.

During the period ended January 31, 2017, there were no transfers between Levels. It is the Fund’s policy to recognize transfers into and out of all levels at the beginning of the reporting period.

The Fund did not hold any level 3 securities for the period ended January 31, 2017.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
Reality Shares DIVCON Dividend Defender ETF
January 31, 2017 (Unaudited)

	Shares	Value
Common Stocks(a) — 76.1%

Aerospace & Defense— 1.3%
Northrop Grumman Corp.	134	$30,697

Air Freight & Logistics— 2.9%
Expeditors International of Washington, Inc.	674	35,102
FedEx Corp.	180	34,040
		69,142
Airlines— 1.6%
Southwest Airlines Co.	725	37,925

Auto Components— 1.7%
Lear Corp.	277	39,359

Beverages— 3.0%
Brown-Forman Corp., Class B	773	35,249
Dr Pepper Snapple Group, Inc.	406	37,027
		72,276
Building Products— 1.5%
AO Smith Corp.	723	35,246

Capital Markets— 3.0%
S&P Global, Inc.	311	37,376
Thomson Reuters Corp.	780	34,975
		72,351
Chemicals— 1.5%
PPG Industries, Inc.	356	35,604

Commercial Services & Supplies— 1.5%
Cintas Corp.	311	36,110

Communications Equipment— 2.9%
Cisco Systems, Inc.	1,143	35,113
Motorola Solutions, Inc.	422	34,060
		69,173
Food & Staples Retailing— 1.5%
CVS Health Corp.	455	35,858

Food Products— 8.1%
Hormel Foods Corp.	1,061	38,515
Ingredion, Inc.	291	37,303
JM Smucker Co. (The)	279	37,902
McCormick & Co., Inc.	382	36,500
Tyson Foods, Inc., Class A	677	42,509
		192,729
Health Care Equipment & Supplies— 4.7%
Becton Dickinson and Co.	205	36,344
CR Bard, Inc.	165	39,159
Stryker Corp.	301	37,183
		112,686
Health Care Providers & Services— 2.9%
Quest Diagnostics, Inc.	386	35,481
UnitedHealth Group, Inc.	208	33,717
		69,198
Hotels Restaurants & Leisure— 1.4%
Starbucks Corp.	616	34,015

Household Products— 1.5%
Church & Dwight Co., Inc.	790	35,724

Industrial Conglomerates— 1.4%
3M Co.	193	33,740

Insurance— 1.5%
Unum Group	807	36,662

IT Services— 3.2%
Mastercard, Inc., Class A	351	37,322
Visa, Inc., Class A	465	38,460
		75,782
Machinery— 6.2%
Illinois Tool Works, Inc.	276	35,107
Ingersoll-Rand PLC	474	37,612
Snap-on, Inc.	208	37,758
Wabtec Corp.	413	35,783
		146,260
Media— 1.6%
Scripps Networks Interactive, Inc., Class A	507	38,613

Personal Products— 1.5%
Estee Lauder Cos., Inc. (The), Class A	445	36,138

Pharmaceuticals— 1.4%
Johnson & Johnson	301	34,088

Professional Services— 1.5%
Equifax, Inc.	302	35,419

Semiconductors & Semiconductor— 5.0%
KLA-Tencor Corp.	445	37,874
NVIDIA Corp.	384	41,925
Texas Instruments, Inc.	520	39,281
		119,080
Software— 1.6%
Intuit, Inc.	312	36,997

Specialty Retail— 5.7%
Foot Locker, Inc.	466	31,940
Ross Stores, Inc.	517	34,179
TJX Cos., Inc. (The)	462	34,613
Tractor Supply Co.	457	33,667
		134,399
Textiles, Apparel & Luxury Goods— 2.9%
NIKE, Inc., Class B	704	37,241
VF Corp.	610	31,403
		68,644
Tobacco— 1.6%
Reynolds American, Inc.	621	37,341

Total Common Stocks (Cost $1,700,590)		1,811,256

Money Markets and Cash Equivalents — 22.3%
Blackrock Federal FD 30 Instl, 0.47%(b)	872	872
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 0.81%(b)	2,393	2,393
Insured Cash Sweep, 0.50%(c)	525,939	525,939
(Cost $529,204)		529,204

Total Investments Before Securities Sold Short (Cost $2,229,794)		2,340,460

Securities Sold Short

Common Stocks — (24.9)%

Aerospace & Defense— (2.3)%
Arconic, Inc.	(2,467)	(56,223)

Diversified Financial Services— (2.3)%
Leucadia National Corp.	(2,274)	(54,235)

Diversified Telecommunication— (2.4)%
CenturyLink, Inc.	(2,184)	(56,478)

Electric Utilities— (5.1)%
Exelon Corp.	(1,727)	(61,965)
FirstEnergy Corp.	(1,944)	(58,942)
		(120,907)
Insurance— (5.1)%
Loews Corp.	(970)	(45,183)
Progressive Corp. (The)	(2,033)	(76,115)
		(121,298)
Oil, Gas & Consumable Fuels— (7.7)%
EQT Corp.	(735)	(44,563)
Hess Corp.	(802)	(43,453)
Marathon Oil Corp.	(2,787)	(46,682)
Pioneer Natural Resources Co.	(269)	(48,482)
		(183,180)
Total Securities Sold Short [Proceeds $(531,681)]		(592,321)

Total Investments — 73.5% (Cost $1,698,113)		1,748,139
Other Assets in Excess of Liabilities — 26.5%		629,375
Net Assets — 100.0%		$2,377,514

(a)	Substantially all the securities, or a portion thereof, have been pledged as collateral for open short positions by the Fund. The aggregate market value of the collateral at January 31, 2017 was $2,441,854, which includes cash in the amount of $629,803.
(b)	Reflects the 7-day yield at January 31, 2017.
(c)	Reflects the 1-day yield at January 31, 2017.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
Reality Shares DIVCON Dividend Defender ETF
January 31, 2017 (Unaudited) (Continued)

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of January 31, 2017.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$1,811,256	$–	$–	$1,811,256
Money Markets and Cash Equivalents	529,204	–	–	529,204
Total Assets	$2,340,460	$–	$–	$2,340,460
Liabilities
Common Stocks*	$(592,321)	$–	$–	$(592,321)
Total	$1,748,139	$–	$–	$1,748,139

* See the Schedule of Investments for breakout by security category.

During the period ended January 31, 2017, there were no transfers between Levels. It is the Fund’s policy to recognize transfers into and out of all levels at the beginning of the reporting period.

The Fund did not hold any level 3 securities for the period ended January 31, 2017.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
Reality Shares DIVCON Dividend Guard ETF
January 31, 2017 (Unaudited)

	Shares	Value
Common Stocks(a) — 51.6%

Aerospace & Defense— 0.9%
Northrop Grumman Corp.	100	$22,908

Air Freight & Logistics— 2.0%
Expeditors International of Washington, Inc.	506	26,352
FedEx Corp.	135	25,530
		51,882
Airlines— 1.1%
Southwest Airlines Co.	545	28,509

Auto Components— 1.1%
Lear Corp.	208	29,555

Beverages— 2.0%
Brown-Forman Corp., Class B	581	26,494
Dr Pepper Snapple Group, Inc.	305	27,816
		54,310
Building Products— 1.0%
AO Smith Corp.	543	26,471

Capital Markets— 2.1%
S&P Global, Inc.	234	28,122
Thomson Reuters Corp.	586	26,276
		54,398
Chemicals— 1.0%
PPG Industries, Inc.	267	26,703

Commercial Services & Supplies— 1.0%
Cintas Corp.	233	27,054

Communications Equipment— 2.0%
Cisco Systems, Inc.	859	26,388
Motorola Solutions, Inc.	317	25,585
		51,973
Food & Staples Retailing— 1.0%
CVS Health Corp.	342	26,953

Food Products— 5.5%
Hormel Foods Corp.	797	28,931
Ingredion, Inc.	219	28,074
JM Smucker Co. (The)	210	28,528
McCormick & Co., Inc.	287	27,423
Tyson Foods, Inc., Class A	509	31,960
		144,916
Health Care Equipment & Supplies— 3.2%
Becton Dickinson and Co.	154	27,302
CR Bard, Inc.	124	29,429
Stryker Corp.	226	27,918
		84,649
Health Care Providers & Services— 2.0%
Quest Diagnostics, Inc.	290	26,657
UnitedHealth Group, Inc.	156	25,287
		51,944
Hotels Restaurants & Leisure— 1.0%
Starbucks Corp.	463	25,567

Household Products— 1.0%
Church & Dwight Co., Inc.	594	26,861

Industrial Conglomerates— 1.0%
3M Co.	145	25,349

Insurance— 1.0%
Unum Group	606	27,531

IT Services— 2.2%
Mastercard, Inc., Class A	264	28,071
Visa, Inc., Class A	350	28,949
		57,020
Machinery— 4.2%
Illinois Tool Works, Inc.	207	26,330
Ingersoll-Rand PLC	356	28,249
Snap-on, Inc.	156	28,319
Wabtec Corp.	311	26,945
		109,843
Media— 1.1%
Scripps Networks Interactive, Inc., Class A	381	29,017

Personal Products— 1.0%
Estee Lauder Cos., Inc. (The), Class A	335	27,205

Pharmaceuticals— 1.0%
Johnson & Johnson	226	25,594

Professional Services— 1.0%
Equifax, Inc.	227	26,622

Semiconductors & Semiconductor— 3.4%
KLA-Tencor Corp.	334	28,427
NVIDIA Corp.	288	31,444
Texas Instruments, Inc.	391	29,536
		89,407
Software— 1.0%
Intuit, Inc.	234	27,748

Specialty Retail— 3.8%
Foot Locker, Inc.	350	23,989
Ross Stores, Inc.	388	25,651
TJX Cos., Inc. (The)	347	25,997
Tractor Supply Co.	343	25,269
		100,906
Textiles, Apparel & Luxury Goods— 1.9%
NIKE, Inc., Class B	529	27,984
VF Corp.	458	23,578
		51,562
Tobacco— 1.1%
Reynolds American, Inc.	466	28,020

Total Common Stocks (Cost $1,276,109)		1,360,477

Money Markets and Cash Equivalents — 46.0%
Blackrock Federal FD 30 Instl, 0.47%(b)	656	656
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 0.81%(b)	1,896	1,896
Insured Cash Sweep, 0.50%(c)	1,208,988	1,208,988
(Cost $1,211,540)		1,211,540

Total Investments Before Securities Sold Short (Cost $2,487,649)		2,572,017

Securities Sold Short

Common Stocks — (50.5)%

Aerospace & Defense— (4.8)%
Arconic, Inc.	(5,541)	(126,279)

Diversified Financial Services— (4.6)%
Leucadia National Corp.	(5,107)	(121,802)

Diversified Telecommunication— (4.8)%
CenturyLink, Inc.	(4,906)	(126,869)

Electric Utilities— (10.3)%
Exelon Corp.	(3,877)	(139,107)
FirstEnergy Corp.	(4,366)	(132,377)
		(271,484)
Insurance— (10.4)%
Loews Corp.	(2,179)	(101,498)
Progressive Corp. (The)	(4,567)	(170,988)
		(272,486)
Oil, Gas & Consumable Fuels— (15.6)%
EQT Corp.	(1,649)	(99,979)
Hess Corp.	(1,802)	(97,632)
Marathon Oil Corp.	(6,258)	(104,822)
Pioneer Natural Resources Co.	(603)	(108,679)
		(411,112)
Total Securities Sold Short [Proceeds $(1,286,207)]		(1,330,032)

Total Investments — 47.1% (Cost $1,201,442)		1,241,985
Other Assets in Excess of Liabilities — 52.9%		1,393,338
Net Assets — 100.0%		$2,635,323

(a)	Substantially all the securities, or a portion thereof, have been pledged as collateral for open short positions by the Fund. The aggregate market value of the collateral at January 31, 2017 was $2,754,999, which includes cash in the amount of $1,393,925.
(b)	Reflects the 7-day yield at January 31, 2017.
(c)	Reflects the 1-day yield at January 31, 2017.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
Reality Shares DIVCON Dividend Guard ETF
January 31, 2017 (Unaudited) (Continued)

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of January 31, 2017.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$1,360,477	$–	$–	$1,360,477
Money Markets and Cash Equivalents	1,211,540	–	–	1,211,540
Total Assets	$2,572,017	$–	$–	$2,572,017
Liabilities
Common Stocks*	$(1,330,032)	$–	$–	$(1,330,032)
Total	$1,241,985	$–	$–	$1,241,985

* See the Schedule of Investments for breakout by security category.

During the period ended January 31, 2017, there were no transfers between Levels. It is the Fund’s policy to recognize transfers into and out of all levels at the beginning of the reporting period.

The Fund did not hold any level 3 securities for the period ended January 31, 2017.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

January 31, 2017 (Unaudited)

SECURITIES VALUATION

Fair Valuation Measurement: The Financial Accounting Standards Board established a framework for measuring fair value in accordance with U.S. generally accepted accounting principles (“GAAP”). Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of a fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 − Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices by securities dealers or third-party valuation sources as approved by the Board of Trustees, or quoted prices for the identical instrument in an inactive market, prices for similar securities, interest rates, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at January 31, 2017 is disclosed at the end of each Fund’s Schedule of Investments.

FEDERAL INCOME TAX

Each Fund is treated as a separate entity for federal income tax purposes and intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized gains to shareholders. Dividends and/or distributions, if any, are paid to shareholders invested in each Fund on the applicable record date, at least annually. Net realized capital gains, if any, will be distributed by each Fund at least annually. The amount of dividends distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from GAAP.

Management evaluates each Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Management has analyzed each Fund’s tax positions taken on federal, state and local income tax returns for all open tax years (since inception), and has concluded that no provisions for federal, state and local income tax are required in any of the Funds’ financial statements. The Funds’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.

At January 31, 2017, the cost of investments on a tax basis was as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Reality Shares DIVS ETF	$40,926,763	$—	$—	$—
Reality Shares DIVCON Leaders Dividend ETF	6,441,346	265,022	(99,729)	165,293
Reality Shares DIVCON Dividend Defender ETF	1,698,113	141,229	(91,203)	50,026
Reality Shares DIVCON Dividend Guard ETF	1,202,202	131,911	(92,128)	39,783

The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primarily attributable to wash sale loss deferrals.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Reality Shares ETF Trust

By (Signature and Title)*	/s/ Eric R. Ervin
Eric R. Ervin, President
(principal executive officer)

Date	3/16/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric R. Ervin
Eric R. Ervin, President
(principal executive officer)

Date	3/16/2017

By (Signature and Title)*	/s/ Tom Trivella
Tom Trivella, Treasurer
(principal financial officer)

Date	3/16/2017

* Print the name and title of each signing officer under his or her signature.